Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities at Undiscounted Amounts	The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the future rates forecasted at the reporting date:
	December 31, 2023
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	1,459	1,459	1,459
Other payables	2,000	2,000	2,000
	December 31, 2022
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	498	498	498
Other payables	1,228	1,228	1,228

Schedule of Acts to Reduce the Foreign Exchange Risk	The Company acts to reduce the foreign exchange risk by managing an adequate part of the available liquid sources in or linked to the NIS.
	December 31, 2023
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	2,533	107	-	-	2,640
Other receivables	5	105	126	-	236
Restricted deposits	-	40	-	-	40
Non-current restricted deposit	-	22	-	-	22
Liabilities:
Trade payables	1,200	73	84	102	1,459
Other payables	523	1,475	2	-	2,000
Long term lease liability	-	73	-	-	73
Liability in respect of warrants	1,518	-	-	-	1,518
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	(703)	(1,347)	40	(102)	(2,112)

	December 31, 2022
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	3,309	229	4	1	3,543
Short term deposits	3,547	-	-	-	3,547
Other receivables	136	24	95	-	255
Restricted deposits	-	36	-	-	36
Non-current restricted deposit	-	23	-	-	23
Liabilities:
Trade payables	450	36	-	12	498
Other payables	718	505	5	-	1,228
Long term lease liability	-	147	-	-	147
Liability in respect of warrants	218	-	-	-	218
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	5,606	(376)	94	(11)	5,313

Schedule of Analysis is Based on Foreign Currency Exchange Rate	The analysis assumes that all other variables remain constant. The analysis was performed on the same basis for 2022.
	December 31, 2023
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	(134)	(134)	134	134
10% in the GBP	(10)	(10)	10	10
10% in the Euro	4	4	(4)	(4)

	December 31, 2022
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	(38)	(38)	38	38
10% in the GBP	(1)	(1)	1	1
10% in the Euro	9	9	(9)	(9)

Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis	The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:
	December 31, 2023
Description	Fair value	Level 1		Level 2		Level 3

Liability in respect of warrants	$1,518	$106	(*)	$1,412	(**)	$-
	December 31, 2022
Description	Fair value	Level 1		Level 2	Level 3

Liability in respect of warrants	$218	$218	(*)	$-	$-
(*)	The fair value was determined by using the warrants market price.
(**)	The fair value was determined with the assistance of external valuers and by using Black& Sholes method and the following inputs:

Schedule of Financial Liabilities	The fair value was determined with the assistance of external valuers and by using Black& Sholes method and the following inputs:
December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47

Schedule of Movement in Warrant Liability	The following table summarizes the movement in warrant liability during 2023 and 2022:
	2023	2022

Balance at January 1	218	1,828
Recognition	4,500	-
Fair value revaluation	(4,036)	(1,166)
Day 1 loss from issuance of financial instruments	1,659	-
Exercise	(823)	(444)
Balance as at December 31	1,518	218